CREDIT FACILITY AND LONG-TERM DEBT (Debt Maturities) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 16,066
2018	412,610
2019	10,072
2020	28,366
2021	0
Thereafter	1,750,000
Long-term Debt	$ 2,217,114